FEDERAL FUNDS, SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS - Offsetting (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities purchased under agreements to resell
Gross amounts of recognized assets	$ 180,318	$ 179,894
Gross amounts offset on the Consolidated Balance Sheet	56,339	43,245
Net amounts of assets included on the Consolidated Balance Sheet	123,979	136,649
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	94,353	105,226
Net amounts	29,626	31,423
Deposits paid for securities borrowed
Gross amounts of recognized assets	118,591	120,368
Net amounts of assets included on the Consolidated Balance Sheet	118,591	120,368
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	15,139	26,728
Net amounts	103,452	93,640
Total
Total	298,909	300,262
Gross amounts offset on the Consolidated Balance Sheet	56,339	43,245
Net amounts of assets included on the Consolidated Balance Sheet	242,570	257,017
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	109,492	131,954
Net amounts	133,078	125,063
Securities sold under agreements to repurchase
Gross amounts of recognized liabilities	203,543	218,936
Gross amounts offset on the Consolidated Balance Sheet	56,339	43,245
Net amounts of liabilities included on the Consolidated Balance Sheet	147,204	175,691
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	72,928	80,082
Net amounts	74,276	95,609
Deposits received for securities loaned
Gross amounts of recognized liabilities	25,900	26,911
Net amounts of liabilities included on the Consolidated Balance Sheet	25,900	26,911
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	5,190	3,833
Net amounts	20,710	23,078
Total
Gross amounts of recognized liabilities	229,443	245,847
Gross amounts offset on the Consolidated Balance Sheet	56,339	43,245
Net amounts of liabilities included on the Consolidated Balance Sheet	173,104	202,602
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	78,118	83,915
Net amounts	$ 94,986	$ 118,687